Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities	$ 2,704.9	$ 2,730.8